NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
NOTE 7 -	NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 4.3% - 13.3% per annum.

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2018 and 2017:

	2018	2017
Total minimum lease payments to be received	$83,536,203	$86,731,625
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	83,536,203	86,731,625
Less: unearned income, representing interest	(7,947,361)	(9,140,852)
Present value of minimum lease receivable	75,588,842	77,590,773
Less: Allowance for uncollectible receivables	(3,943,125)	(867,316)
Net investment in direct financing leases	$71,645,717	$76,723,457

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2018
Within 1 year	$37,545,218
2 years	25,560,390
3 years	17,974,396
4 years	2,456,199
5 years	-
Total minimum finance lease receivables	$83,536,203

During the years ended June 30, 2018, 2017 and 2016, certain guarantee service customers have agreed to utilize deposits to the extent of $977,691 (RMB6,471,383), nil and nil to repay finance lease payments of the same amount, and the Company derecognized these deposits and finance lease payments as of June 30, 2018.

As of June 30, 2018, there were $1,324,248 investments in direct financing leases past due 90 days or more, that caused the Company to evaluate individually for impairment.

As of June 30, 2017, there were no recorded investment in direct financing leases on nonaccrual status, and no recorded investment in direct financing leases past due 90 days or more and still accruing.

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2018 and 2017 were as following:

	For the years ended June 30,
	2018	2017	2016

Allowance for uncollectible receivables at the beginning of year	$867,316	$858,362	$302,401
Provision for lease payment receivables - specific	3,194,090	-	-
(Reversal of provision) Provision - general	(85,570)	27,332	597,444
Effect of foreign currency translation	(32,711)	(18,378)	(41,483)
Allowance for uncollectible receivables at the end of year	$3,943,125	$867,316	$858,362

	June 30, 2018	June 30, 2017
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$3,139,155	$-
Collectively evaluated for impairment	803,970	867,316
Ending balance	$3,943,125	$867,316

Minimum lease payments receivable
Individually evaluated for impairment	$3,139,155	$-
Collectively evaluated for impairment	80,397,048	86,731,625
Ending balance	$83,536,203	$86,731,625

The finance leases receivable with a carrying amount of approximately $3,746,653 (RMB24,799,285) were pledged as collateral for the Company’s other loans (Note 10) as of June 30, 2018.

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2018	June 30, 2017

Normal	$80,397,048	$86,731,625
Abnormal	3,139,155	-
Total	$83,536,203	$86,731,625